Credit-related arrangements, repurchase agreements and commitments - Contractual Obligation, Fiscal Year Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sourcing
2024	$ 11,771
2025	11,233
2026	9,092
2027	0
2028	0
2029 & thereafter	0
Total commitments	32,096	$ 42,900
Other
2024	20,574
2025	10,955
2026	7,254
2027	3,846
2028	3,552
2029 & thereafter	246
Total commitments	46,427
Total
2024	32,345
2025	22,188
2026	16,346
2027	3,846
2028	3,552
2029 & thereafter	246
Total commitments	$ 78,523